Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [Abstract]
Trade payables	£ 7,499	£ 5,783
Other taxation and social security	532	620
Pension Liability	23	2
Accruals	27,382	19,323
Trade and other payables	£ 35,436	£ 25,728